Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [abstract]
Salaries and bonus	₨ 289,005	₨ 261,981	₨ 258,207
Employee benefits plans
Gratuity and other defined benefit plans	1,459	1,532	1,095
Defined contribution plans	7,372	7,363	7,037
Share based compensation	1,938	1,347	1,742
Total employee cost	₨ 299,774	₨ 272,223	₨ 268,081